PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Integration of German Bottling and Distribution Operation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 1,127
Restructuring Reserve
Accrued balance as of December 31	101
Costs incurred	292	$ 208	$ 187
Accrued balance as of December 31	122	101
Productivity and Reinvestment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2,056
Restructuring Reserve
Accrued balance as of December 31	285	112	26
Costs incurred	691	601	494
Payments	(512)	(402)	(381)
Noncash and exchange	(260)	(26)	(27)
Accrued balance as of December 31	204	285	112
Productivity and Reinvestment [Member] | Severance pay and benefits
Restructuring Reserve
Accrued balance as of December 31	260	88	12
Costs incurred	269	277	188
Payments	(200)	(103)	(113)
Noncash and exchange	(185)	(2)	1
Accrued balance as of December 31	144	260	88
Productivity and Reinvestment [Member] | Outside Services [Member]
Restructuring Reserve
Accrued balance as of December 31	4	6	6
Costs incurred	56	77	59
Payments	(47)	(79)	(59)
Noncash and exchange	(5)	0	0
Accrued balance as of December 31	8	4	6
Productivity and Reinvestment [Member] | Other direct costs [Member]
Restructuring Reserve
Accrued balance as of December 31	21	18	8
Costs incurred	366	247	247
Payments	(265)	(220)	(209)
Noncash and exchange	(70)	(24)	(28)
Accrued balance as of December 31	$ 52	$ 21	$ 18